Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit for the year	£ 4,477	£ 5,518	£ 3,923
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	(768)	(1,633)	(3,012)
Current tax	50	376	577
Deferred tax	154	52	283
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	(564)	(1,205)	(2,152)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	93	(54)	44
Deferred tax	0	(3)	3
Equity shares	93	(57)	47
Gains and losses attributable to own credit risk:
(Losses) gains before tax	(78)	(234)	519
Deferred tax	22	66	(155)
Other comprehensive income, net of tax, change in fair value of financial liability attributable to change in credit risk of liability	(56)	(168)	364
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	(53)	(40)	(133)
Income statement transfers in respect of disposals	(7)	(122)	(92)
Income statement transfers in respect of impairment	(3)	(2)	6
Current tax	1	1	8
Deferred tax	16	46	54
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	(46)	(117)	(157)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	(2,577)	545	(6,990)
Net income statement transfers	2,597	1,838	43
Deferred tax	(9)	(673)	1,928
Other comprehensive income, net of tax, cash flow hedges	11	1,710	(5,019)
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)	(73)	(53)	116
Transfers to income statement (tax: £nil)	0	0	(31)
Increase (decrease) through foreign exchange and other movements, financial assets	(73)	(53)	85
Total other comprehensive (loss) income for the year, net of tax	(635)	110	(6,832)
Total comprehensive income (loss) for the year	3,842	5,628	(2,909)
Comprehensive income attributable to [abstract]
Total comprehensive income (loss) attributable to ordinary shareholders	3,288	5,043	(3,443)
Total comprehensive income attributable to other equity holders	498	527	438
Total comprehensive income (loss) attributable to equity holders	3,786	5,570	(3,005)
Total comprehensive income attributable to non-controlling interests	£ 56	£ 58	£ 96